[Invesco Aim logo appears here]
—service mark—
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173
713 626 1919
www.invescoaim.com
December 22, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Investment Funds CIK 0000826644
Ladies and Gentlemen:
On behalf of AIM Investment Funds (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 88 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed in order to comply with the summary prospectus rule and related amendments to Form N-1A. Included are rewritten investment objectives and strategies sections and enhanced risks sections.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,

/s/ Stephen Rimes
Stephen Rimes
Counsel